Benefits and interests of directors - Summary of Detailed Information of Directors Emoluments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	¥ 26,074	¥ 29,698	¥ 50,794
Pension costs – defined contribution plans	359	363	324
Other benefits	7,267	7,058	5,414
Total	14,651	59,838	112,849
Director [Member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	2,000	2,448	2,580
Salaries and bonuses	12,570	15,003	35,237
Pension costs – defined contribution plans	109	120	153
Other Social security and housing fund	60	61	78
Other benefits	4,274	4,762	4,808
Total	19,013	22,394	42,856
Director [Member] | Executive Directors [member] | Cho Yong Suk [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	7,390	7,750	14,070
Pension costs – defined contribution plans	66	67	62
Other Social security and housing fund	20	15	12
Other benefits	2,076	2,242	2,147
Total	9,552	10,074	16,291
Director [Member] | Executive Directors [member] | Gregory Dean Gibb [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	5,180	4,580	8,410
Pension costs – defined contribution plans	43	40	45
Other Social security and housing fund	40	36	29
Other benefits	2,198	2,433	1,963
Total	7,461	7,089	10,447
Director [Member] | Executive Directors [member] | Ji Guangheng [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses		2,673	12,090
Pension costs – defined contribution plans		13	46
Other Social security and housing fund		10	37
Other benefits		87	523
Total		2,783	12,696
Director [Member] | Executive Directors [member] | Li Renjie [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses			667
Other benefits			175
Total			842
Director [Member] | Non-Executive Directors [member] | Zhang Xudong [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	500
Total	500	500	500
Director [Member] | Non-Executive Directors [member] | Li Weidong [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	500
Total	500	500	500
Director [Member] | Non-Executive Directors [member] | Ha Jiming [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee			164
Total			164
Director [Member] | Non-Executive Directors [member] | Yang Rusheng [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	500
Total	500	500	500
Director [Member] | Non-Executive Directors [member] | Tang Yunwei [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee		448	458
Total		448	458
Director [Member] | Non-Executive Directors [member] | Li Xianglin [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	458
Total	¥ 500	¥ 500	¥ 458